Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 26	$ 2,131	$ 1,382
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	501	563
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	6,155
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(5,654)
Plant Furniture Fittings And Motor Vehicles [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	22	1,630	$ 819
Plant Furniture Fittings And Motor Vehicles [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	23	18,334
Plant Furniture Fittings And Motor Vehicles [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (1)	$ (16,704)